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      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                   CREDIT SUISSE WARBURG PINCUS INTERNATIONAL
                               SMALL COMPANY FUND

     THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

     Vincent J. McBride and Nancy Nierman now serve as Co-Portfolio Managers of the fund. Federico D. Laffan no longer serves as Portfolio Manager of the fund.

Dated: August 15, 2001                                             WPISF-16-0801